Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Cash Flows and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Liquidity Risk [line items]
Non financial government sector	$ 5,690,072	$ 15,018,591
Financial sector	2,323,704	8,227,839
Non financial private sector and foreign residents	341,741,500	390,619,432
Total	349,755,276	413,865,862
Matured [member]
Disclosure Of Liquidity Risk [line items]
Non financial private sector and foreign residents	1,309,651	4,936,146
Total	1,309,651	4,936,146
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	240,063	3,722,842
Financial sector	73,164	2,498,632
Non financial private sector and foreign residents	94,565,908	123,475,851
Total	94,879,135	129,697,325
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	709,789	880,926
Financial sector	366,107	3,004,100
Non financial private sector and foreign residents	30,753,008	36,775,492
Total	31,828,904	40,660,518
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	722,124	1,040,537
Financial sector	542,488	642,334
Non financial private sector and foreign residents	41,943,648	33,009,946
Total	43,208,260	34,692,817
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	1,302,701	2,501,141
Financial sector	336,233	859,600
Non financial private sector and foreign residents	49,509,992	41,228,086
Total	51,148,926	44,588,827
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	2,240,210	4,121,934
Financial sector	1,005,712	1,215,730
Non financial private sector and foreign residents	47,067,374	59,457,916
Total	50,313,296	64,795,580
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Non financial government sector	475,185	2,751,211
Financial sector		7,443
Non financial private sector and foreign residents	76,591,919	91,735,995
Total	$ 77,067,104	$ 94,494,649